Advances for Vessel Acquisitions	6 Months Ended
Jun. 30, 2014
Advances for Vessel Acquisitions Disclosure [Abstract]
Advances for Vessel Acquisitions [Text Block]

5. Advances for Vessels Acquisitions:

On September 21, 2010, the Company through its three wholly-owned subsidiaries, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., contracted with a shipyard for the construction and purchase of three newbuild vessels (Hulls H1068A, H1069A and H1070A), each of approximately 9,403 TEU capacity at a contract price per newbuild vessel of $95,080. The newbuilds MSC Azov (Hull H1068A), MSC Ajaccio (Hull H1069A) and MSC Amalfi (Hull H1070A) were delivered to the Company on January 14, 2014, March 14, 2014 and April 28, 2014, respectively. The Company agreed with a financial institution to refinance the then outstanding balance of the loan relating to MSC Azov, MSC Ajaccio and MSC Amalfi, under a ten-year sale and leaseback transaction. Under the sale and leaseback transaction, the vessels were chartered back to the Company on a bareboat basis and remained on time charter with its initial time charterer (Note 11). Upon their delivery the vessels commenced their ten-year charter party employment.

 On January 28, 2011, the Company, through its two wholly-owned subsidiaries Jodie Shipping Co. and Kayley Shipping Co., contracted with a shipyard for the construction and purchase of two newbuild vessels (Hulls S4010 and S4011), each of approximately 8,827 TEU capacity. The Company entered into ten-year charter party agreements from their delivery from the shipyard. The newbuild vessels MSC Athens (Hull S4010) and MSC Athos (Hull S4011) were delivered to the Company on March 14, 2013 and April 8, 2013, respectively, and the amount of $196,675, in aggregate, which included the contract price, capitalized interest and financing costs and other capitalized costs, was transferred to Vessels, net. Upon their delivery, MSC Athens and MSC Athos commenced their ten-year charter party employment.

On April 20, 2011, the Company, through its five wholly-owned subsidiaries Quentin Shipping Co., Raymond Shipping Co., Sander Shipping Co., Terance Shipping Co. and Undine Shipping Co., contracted with a shipyard for the construction and purchase of five newbuild vessels (Hulls S4020, S4021, S4022, S4023 and S4024), each of approximately 8,827 TEU capacity. The newbuild vessels Valor (Hull S4020), Value (Hull S4021), Valiant (Hull S4022), Valence (Hull S4023) and Vantage (Hull S4024) were delivered to the Company on June 3, 2013, June 25, 2013, August 5, 2013, September 2, 2013 and November 8, 2013, respectively and the amount of $492,437, in aggregate, which included the contract price, capitalized interest and financing costs and other capitalized costs, was transferred to Vessels, net. Upon their delivery, Valor, Value, Valiant, Valence and Vantage commenced their long-term charter party employment.

The total aggregate price for all ten newbuild vessels is $953,873, payable in installments until their deliveries, which was fully paid through June 30, 2014 ($572,496 paid during the year ended December 31, 2013, $181,198 paid during the year ended December 31, 2012 and $143,131 paid during the year ended December 31, 2011).

During the six-month period ended June 30, 2014 the costs incurred associated with the construction of MSC Azov, MSC Ajaccio and MSC Amalfi are presented in the table below:

Balance, December 31, 2013	240,871
Pre-delivery installments	57,048
Capitalized interest and finance costs	1,306
Other capitalized costs	704
Sale and leaseback (Note 11)	(299,929)
Balance, June 30, 2014	-